Oct. 7, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:      Document Control - EDGAR

RE:      American Enterprise Variable Annuity Account
                 American Express(R) Galaxy Premier Variable Annuity American Express Pinnacle Variable Annuity(R)
         File No.: 333-82149/811-7195


Dear Commissioners:

Registrant certifies that the form of the supplement to the prospectuses and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,


/s/ Eric Marhoun
------------------------
    Eric Marhoun
    General Counsel